SCHEDULE OF INVESTMENTS

Delaware Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.6%
Frontier Communications Corp.(A)	148	$3,919

Total Communication Services - 1.6%		3,919

Consumer Discretionary

Apparel Retail – 0.3%
True Religion Apparel, Inc.(A)(B)(C)(D)	—*	788

Casinos & Gaming – 2.0%
New Cotai Participation Corp., Class B(A)(D)(E)	971	3,081
Studio City International Holdings Ltd. ADR(A)	108	1,248
Studio City International Holdings Ltd. ADR(A)(E)	45	514
		4,843

Total Consumer Discretionary - 2.3%		5,631

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(D)(E)	4	—

Total Consumer Staples - 0.0%		—

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy L.P.(A)(D)(E)	74	1,246
Westmoreland Coal Co.(A)(B)	13	39
		1,285

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc(A)(B)(D)	11	906
Vantage Drilling Co., Units(A)	—*	1
		907

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(E)	2	2
McDermott International, Inc.(A)	255	125
		127

Oil & Gas Exploration & Production – 0.3%
EP Energy Corp.(A)(B)(E)	9	857

Total Energy - 1.2%		3,176

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(D)(E)	804	—*

Total Industrials - 0.0%		—*

TOTAL COMMON STOCKS – 5.1%		$12,726
(Cost: $21,898)

INVESTMENT FUNDS

Registered Investment Companies – 2.6%
iShares iBoxx $ High Yield Corporate Bond ETF(F)	73	6,427

TOTAL INVESTMENT FUNDS – 2.6%		$6,427
(Cost: $6,316)

PREFERRED STOCKS

Consumer Discretionary

Apparel Retail – 0.2%
True Religion Apparel, Inc.(A)(B)(C)	—*	319

Total Consumer Discretionary - 0.2%		319

Energy

Oil & Gas Exploration & Production – 1.4%
Targa Resources Corp., 9.500%(A)(E)	3	3,420

Total Energy - 1.4%		3,420

TOTAL PREFERRED STOCKS – 1.6%		$3,739
(Cost: $4,572)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(G)	3	24

TOTAL WARRANTS – 0.0%		$24
(Cost: $273)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 0.9%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(H)(I)	$2,185	2,307

Broadcasting – 2.0%
Clear Channel International B.V., 6.625%, 8-1-25(I)	216	227
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)(I)	4,496	4,621
		4,848

Cable & Satellite – 7.3%
Altice France Holding S.A., 10.500%, 5-15-27(H)(I)	4,582	5,098
Altice France S.A.:
8.125%, 2-1-27(H)(I)	2,659	2,900
5.125%, 7-15-29(H)(I)	866	872
CSC Holdings LLC:
5.750%, 1-15-30(H)(I)	555	577
5.000%, 11-15-31(I)	862	867
DISH DBS Corp.:
7.750%, 7-1-26(H)	1,032	1,170
7.375%, 7-1-28	279	301
5.125%, 6-1-29(H)(I)	1,201	1,187
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(I)	337	349

Telesat Canada and Telesat LLC, 5.625%, 12-6-26(H)(I)	2,310	2,322
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(I)	1,182	1,183
VTR Finance B.V., 6.375%, 7-15-28(I)	1,087	1,156
		17,982

Integrated Telecommunication Services – 5.7%
Cablevision Lightpath LLC, 5.625%, 9-15-28(I)	460	469
Consolidated Communications, Inc.:
5.000%, 10-1-28(I)	417	424
6.500%, 10-1-28(I)	899	969
Frontier Communications Corp.:
5.875%, 10-15-27(H)(I)	1,454	1,559
5.875%, 11-1-29	456	465
West Corp., 8.500%, 10-15-25(H)(I)	7,035	6,886
Windstream Escrow LLC, 7.750%, 8-15-28(H)(I)	3,427	3,534
		14,306

Interactive Media & Services – 0.4%
Cars.com, Inc., 6.375%, 11-1-28(H)(I)	881	941

Publishing – 0.6%
MDC Partners, Inc., 7.500%, 5-1-24(H)(I)(J)	1,532	1,553

Wireless Telecommunication Service – 4.8%
Digicel Group Ltd., 8.750%, 5-25-24(I)	385	402
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(I)(K)	250	210
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(I)(K)	214	166
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)(I)	6,862	7,172
8.000%, 12-31-26(I)	154	151
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(I)(K)	211	213
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(H)(K)	1,619	1,564
Digicel Ltd., 6.750%, 3-1-23(H)(I)	2,128	2,035
		11,913

Total Communication Services - 21.7%		53,850

Consumer Discretionary

Automotive Retail – 1.6%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(H)	936	964
4.750%, 3-1-30(H)	964	1,009
Ken Garff Automotive LLC, 4.875%, 9-15-28(I)	290	297
Lithia Motors, Inc.:

3.875%, 6-1-29(I)	602	625
4.375%, 1-15-31(I)	466	500
Sonic Automotive, Inc., 6.125%, 3-15-27(H)	489	512
		3,907

Casinos & Gaming – 1.0%
Boyd Gaming Corp., 4.750%, 12-1-27(H)	288	298
Everi Holdings, Inc., 5.000%, 7-15-29(I)	594	594
Golden Nugget, Inc., 6.750%, 10-15-24(H)(I)	1,494	1,511
Midwest Gaming Borrower LLC, 4.875%, 5-1-29(I)	173	173
		2,576

Department Stores – 1.0%
Nordstrom, Inc.:
4.375%, 4-1-30(F)	834	870
5.000%, 1-15-44	1,685	1,682
		2,552

Education Services – 1.4%
Adtalem Global Education, Inc., 5.500%, 3-1-28(H)(I)	3,551	3,613

Homefurnishing Retail – 0.0%
Ambience Merger Sub, Inc., 4.875%, 7-15-28(I)	178	179

Hotels, Resorts & Cruise Lines – 3.7%
Boyne USA, Inc., 4.750%, 5-15-29(I)	288	298
Carnival Corp.:
11.500%, 4-1-23(I)	668	753
10.500%, 2-1-26(H)(I)	1,458	1,699
7.625%, 3-1-26(I)	295	321
9.875%, 8-1-27(I)	573	670
NCL Corp. Ltd.:
12.250%, 5-15-24(H)(I)	2,342	2,831
10.250%, 2-1-26(I)	684	797
5.875%, 3-15-26(I)	295	310
POWDR Corp., 6.000%, 8-1-25(I)	285	300
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(I)	1,153	1,209
		9,188

Internet & Direct Marketing Retail – 0.7%
Arches Buyer, Inc., 4.250%, 6-1-28(H)(I)	1,768	1,751

Leisure Facilities – 0.7%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27(H)	609	628
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(I)	178	186
Live Nation Entertainment, Inc., 4.750%, 10-15-27(H)(I)	1,013	1,051
		1,865

Specialized Consumer Services – 0.7%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(I)	870	920
5.875%, 10-1-30(I)	725	791
		1,711

Specialty Stores – 7.3%
Academy Ltd., 6.000%, 11-15-27(H)(I)	1,460	1,566
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	594	553

Magic MergerCo, Inc., 5.250%, 5-1-28(H)(I)	1,009	1,036
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(I)(K)	91	91
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(I)(L)	163	155
PetSmart, Inc. and PetSmart Finance Corp., 4.750%, 2-15-28(H)(I)	1,485	1,544
Staples, Inc.:
7.500%, 4-15-26(H)(I)	9,900	10,266
10.750%, 4-15-27(H)(I)	2,982	3,041
		18,252
Total Consumer Discretionary - 18.1%		45,594

Consumer Staples

Packaged Foods & Meats – 1.2%
Pilgrim’s Pride Corp., 4.250%, 4-15-31(H)(I)	1,731	1,796
Post Holdings, Inc., 4.500%, 9-15-31(I)	598	598
Simmons Foods, Inc., 4.625%, 3-1-29(I)	594	600
		2,994
Total Consumer Staples - 1.2%		2,994

Energy

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	670	741
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(I)(J)(M)	3,385	338
		1,079

Oil & Gas Equipment & Services – 0.2%
Nine Energy Service, Inc., 8.750%, 11-1-23(I)	806	412

Oil & Gas Exploration & Production – 5.4%
Antero Resources Corp., 5.375%, 3-1-30(I)	241	246
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(H)(I)	711	746
8.250%, 12-31-28(I)	59	65
5.875%, 6-30-29(I)	296	297
California Resources Corp., 7.125%, 2-1-26(I)	173	182
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(I)	594	628
5.875%, 2-1-29(I)	446	484
Colgate Energy Partners III LLC, 5.875%, 7-1-29(I)	237	246
Crownrock L.P., 5.625%, 10-15-25(H)(I)	2,820	2,927
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(I)	289	304
Endeavor Energy Resources L.P., 5.500%, 1-30-26(H)(I)	956	996
Laredo Petroleum, Inc.:
9.500%, 1-15-25(H)	3,242	3,420
10.125%, 1-15-28(H)	1,161	1,278
Murphy Oil Corp., 6.375%, 7-15-28	238	251
Range Resources Corp., 8.250%, 1-15-29(I)	59	67

Vine Energy Holdings LLC, 6.750%, 4-15-29	1,152	1,214
		13,351

Oil & Gas Refining & Marketing – 2.3%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24(F)	468	463
9.000%, 4-1-25(I)	118	129
Comstock Resources, Inc.:
6.750%, 3-1-29(H)(I)	1,360	1,451
5.875%, 1-15-30(I)	717	732
CVR Energy, Inc., 5.250%, 2-15-25(I)	568	569
PBF Holding Co. LLC, 9.250%, 5-15-25(H)(I)	2,422	2,443
		5,787

Oil & Gas Storage & Transportation – 0.4%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	297	306
6.000%, 2-1-29(I)	119	125
Rattler Midstream L.P., 5.625%, 7-15-25(I)	572	602
		1,033
Total Energy - 8.7%		21,662

Financials

Insurance Brokers – 2.8%
NFP Corp., 6.875%, 8-15-28(H)(I)	6,566	6,932

Investment Banking & Brokerage – 0.6%
INTL FCStone, Inc., 8.625%, 6-15-25(H)(I)	1,423	1,524

Property & Casualty Insurance – 0.6%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(H)(I)(K)	1,457	1,545

Specialized Finance – 2.0%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)(I)	2,224	2,341
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(H)(I)	2,380	2,478
		4,819

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)(I)	2,236	2,273

Total Financials - 6.9%		17,093

Health Care

Health Care Facilities – 0.4%
Providence Service Corp. (The), 5.875%, 11-15-25(I)	872	935

Health Care Services – 0.2%
Heartland Dental LLC, 8.500%, 5-1-26(H)(I)	369	386

Pharmaceuticals – 1.1%
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(H)(I)	1,460	1,539
Par Pharmaceutical, Inc., 7.500%, 4-1-27(I)	1,188	1,216
		2,755
Total Health Care - 1.7%		4,076

Industrials

Aerospace & Defense – 5.5%
TransDigm UK Holdings plc, 6.875%, 5-15-26(H)	1,143	1,209
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
7.500%, 3-15-27(H)	1,094	1,165
5.500%, 11-15-27(H)	2,821	2,945
4.625%, 1-15-29(I)	592	594
Wolverine Escrow LLC:
8.500%, 11-15-24(H)(I)	3,081	2,995
9.000%, 11-15-26(H)(I)	4,499	4,403
13.125%, 11-15-27(I)	343	291
		13,602

Diversified Support Services – 1.8%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)(I)	2,037	1,846
Deluxe Corp., 8.000%, 6-1-29(I)	752	818
Nesco Holdings II, Inc., 5.500%, 4-15-29(H)(I)	1,675	1,751
		4,415

Security & Alarm Services – 0.4%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)(I)	867	923

Total Industrials - 7.7%		18,940

Information Technology

Application Software – 0.5%
J2 Global, Inc., 4.625%, 10-15-30(I)	349	362
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc., 5.000%, 12-31-26(I)	875	889
		1,251

IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(I)	288	343
7.375%, 9-1-25(I)	114	124
		467

Technology Hardware, Storage & Peripherals – 2.4%
Brightstar Escrow Corp., 9.750%, 10-15-25(H)(I)	804	869
NCR Corp.:
5.750%, 9-1-27(I)	307	326
5.000%, 10-1-28(I)	856	886
5.125%, 4-15-29(H)(I)	3,172	3,275
6.125%, 9-1-29(I)	393	429
5.250%, 10-1-30(I)	285	296
		6,081
Total Information Technology - 3.1%		7,799

Materials

Commodity Chemicals – 1.2%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(H)(I)	1,485	1,542
Nova Chemicals Corp., 4.250%, 5-15-29(I)	576	582
NOVA Chemicals Corp., 5.250%, 6-1-27(H)(I)	666	719
		2,843

Construction Materials – 0.9%
Hillman Group, Inc. (The), 6.375%, 7-15-22(I)	2,401	2,405

Metal & Glass Containers – 0.4%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)(K)	859	904

Total Materials - 2.5%		6,152

Real Estate

Specialized REITs – 0.1%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.),
4.750%, 4-15-28(I)	144	144

Total Real Estate - 0.1%		144

TOTAL CORPORATE DEBT SECURITIES – 71.7%		$178,304
(Cost: $172,924)

LOANS(L)

Communication Services

Advertising – 1.3%
Advantage Sales & Marketing, Inc., 6.000%, 10-28-27	6	6
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	3,165	3,202
		3,208

Broadcasting – 1.0%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.686%, 8-21-26	2,645	2,586

Integrated Telecommunication Services – 3.0%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	6,325	6,199
West Corp. (ICE LIBOR plus 400 bps), 5.000%, 10-10-24	726	712
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	531	533
		7,444

Wireless Telecommunication Service – 1.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.430%, 5-27-24	3,172	3,053

Total Communication Services - 6.5%		16,291

Consumer Discretionary

Apparel Retail – 0.7%
Torrid LLC, 6.250%, 6-14-28(D)	1,805	1,801

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps), 7.500%, 12-22-25	234	229

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(K)	282	288

Homefurnishing Retail – 0.5%
Ambience Merger Sub, Inc., 0.000%, 6-25-28(N)	1,189	1,190

Internet & Direct Marketing Retail – 0.3%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 4.500%, 11-8-27	727	728

Leisure Facilities – 0.9%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.203%, 12-30-26	1,777	1,738
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(D)	396	399
		2,137

Leisure Products – 0.8%
MajorDrive Holdings IV LLC, 4.500%, 6-1-28	1,945	1,950

Specialty Stores – 3.7%
Bass Pro Group LLC (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	258	260
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	2,201	2,201
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	1,154	1,160
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-12-28	2,718	2,723
Staples, Inc. (ICE LIBOR plus 500 bps), 5.176%, 4-12-26	2,433	2,378
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-21-27	340	341
		9,063
Textiles – 1.1%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.343%, 6-15-25	2,695	2,702

Total Consumer Discretionary - 8.2%		20,088

Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	619	619
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(D)	90	88
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(K)	1,028	221
		928

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-9-21(C)(D)(K)	1,284	513
McDermott Technology Americas, Inc. (10.925% Cash or 10.925% PIK), 1.093%, 6-30-25(K)	589	271
		784

Oil & Gas Exploration & Production – 0.3%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	625	693

Oil & Gas Storage & Transportation – 0.8%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.140%, 3-1-26	2,382	1,879

Total Energy - 1.8%		4,284

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.845%, 7-20-26	1,703	1,716

Property & Casualty Insurance – 1.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	3,279	3,279

Specialized Finance – 0.8%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	2,421	2,064
Lealand Finance Co. B.V., 0.000%, 6-30-24(D)(N)	10	6
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.113%, 6-30-24(D)	30	19
		2,089
Total Financials - 2.8%		7,084

Health Care

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc., 4.500%, 8-31-26	421	423

Health Care Services – 4.0%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	2,705	2,678
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.125%, 7-26-26	7,212	7,253
		9,931
Total Health Care - 4.1%		10,354

Industrials

Building Products – 0.7%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	1,739	1,737

Construction & Engineering – 0.3%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	745	717

Industrial Conglomerates – 2.3%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	5,817	5,834

Industrial Machinery – 1.5%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(D)	3,765	3,779

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(D)	586	588

Total Industrials - 5.0%		12,655

Information Technology

Communications Equipment – 1.2%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.586%, 11-30-25	2,542	2,343
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.836%, 11-30-26	1,214	715
		3,058

Data Processing & Outsourced Services – 1.9%
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-2-27(D)	1,130	1,134
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	1,434	1,426
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	2,138	2,089
		4,649

Internet Services & Infrastructure – 0.7%
Informatica LLC, 7.125%, 2-25-25	1,629	1,670

IT Consulting & Other Services – 1.6%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	2,977	2,990
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	276	275
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 12-1-27	699	701
		3,966
Total Information Technology - 5.4%		13,343

Materials

Construction Materials – 1.8%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.104%, 5-31-25	4,405	4,402

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	296	296

Total Materials - 1.9%		4,698

TOTAL LOANS – 35.7%		$88,797
(Cost: $90,368)

SHORT-TERM SECURITIES	Shares

Money Market Funds(P) - 18.5%
Dreyfus Institutional Preferred Government Money Market Fund – Institutiona248l Shares, 0.010%(O)	7,019	7,019

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	38,922	38,922
		45,941

TOTAL SHORT-TERM SECURITIES – 18.5%		$45,941
(Cost: $45,941)

TOTAL INVESTMENT SECURITIES – 135.2%		$335,958
(Cost: $342,292)

BORROWINGS(Q) – (35.0)%		(87,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(421)

NET ASSETS – 100.0%		$248,537

Notes to Schedule of Investments

  *  Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D) Securities whose value was determined using significant unobservable inputs.

(E) Restricted securities. At June 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
BIS Industries Ltd.	12-22-17	804	$76	$–	*
EP Energy Corp.	10-6-20	9	168	857
Foresight Energy L.P.	6-30-20-9-8-20	74	1,453	1,246
Larchmont Resources LLC	12-8-16	2	560	1
New Cotai Participation Corp., Class B	9-29-20	971	8,783	3,080
Pinnacle Agriculture Enterprises LLC	3-10-17	4	617	–	*
Studio City International Holdings Ltd. ADR	8-5-20	45	694	514
Targa Resources Corp., 9.500%	10-24-17	3	3,522	3,420

			$15,873	$9,118

    The total value of these securities represented 3.7% of net assets at June 30, 2021.

(F)	All or a portion of securities with an aggregate value of $6,860 are on loan.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	All or a portion of securities with an aggregate value of $90,597 have been pledged as collateral on open borrowings.

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $155,423 or 62.5% of net assets.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at June 30, 2021.

(Q)	Borrowings payable as a percentage of total investment securities is 25.9%.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,919	$—	$—
Consumer Discretionary	1,762	—	3,869
Energy	125	1,805	1,246
Industrials	—	—	—*

Total Common Stocks	$5,806	$1,805	$5,115
Investment Funds	6,427	—	—
Preferred Stocks	—	3,739	—
Warrants	24	—	—
Corporate Debt Securities	—	178,304	—
Loans	—	80,249	8,548
Short-Term Securities	45,941	—	—

Total	$58,198	$264,097	$13,663

Liabilities
Payable for Borrowing	$—	$87,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$5,531	$3,173

Net realized gain (loss)	(509)	25

Net change in unrealized appreciation (depreciation)	(2,620)	102

Purchases	—	7,937

Sales	—	(3,319)

Amortization/Accretion of premium/discount	—	(57)

Transfers into Level 3 during the period	2,779	687

Transfers out of Level 3 during the period	(66)	—

Ending Balance 6-30-21	$5,115	$8,548

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-21	$(3,129)	$(235)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$3,080	Market comparable approach	Financials	N/A
			Premium	20.00%
	1,246	Market comparable approach	Illiquidity discount	30.00%
	789	Market comparable approach	Adjusted EBITDA multiple	7.52x
Loans	8,548	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$342,292

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	12,549

Gross unrealized depreciation	(18,883)

Net unrealized depreciation	$(6,334)